Investment Objectives and Goals - Prospectus Summary	Nov. 13, 2026
Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Core Equity Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Core Equity Market Portfolio (the “US Core Equity Portfolio” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Equity Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional US Equity Market Portfolio (the “US Equity Portfolio” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Core Equity Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Core Equity Market Portfolio (the “US Core Equity Portfolio” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Equity Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional US Equity Market Portfolio (the “US Equity Portfolio” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.